Cover	May 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2022
Entity File Number	001-38114
Entity Registrant Name	Avenue Therapeutics, Inc.
Entity Central Index Key	0001644963
Entity Tax Identification Number	47-4113275
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1140 Avenue of the Americas
Entity Address, Address Line Two	Floor 9
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	781
Local Phone Number	652-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ATXI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true